Revenue	12 Months Ended
Dec. 31, 2024
Revenue from Contract with Customer [Abstract]
Revenue
3. Revenues
The Company’s primary source of revenue is chartering its vessels (Suezmax tankers, Aframax tankers and Long Range 2 (or LR2) tankers) to its customers and providing operational and maintenance marine services through its Australian operations. The Company utilizes three primary forms of contracts, consisting of voyage charter contracts, time-charter contracts and contracts for FPSO units. In October 2022, the Company divested its last remaining FPSO unit to a recycling yard.

The extent to which the Company employs its vessels on voyage charters versus time charters is dependent upon the Company’s chartering strategy and the availability of time charters. Spot market rates for voyage charters are volatile from period to period, whereas time charters provide a stable source of monthly revenue. The Company also provides ship-to-ship support services, which include managing the process of transferring cargo between seagoing ships positioned alongside each other. In addition, the Company generates revenue from the management and operation of vessels owned by third parties.

Voyage Charters
Voyage charters are charters for a specific voyage that are usually priced on a current or "spot" market rate. The performance obligations within a voyage charter contract, which will typically include the lease of the vessel to the charterer as well as the operation of the vessel, are satisfied as services are rendered over the duration of the voyage, as measured using the time that has elapsed from commencement of performance. In addition, any expenses that are unique to a particular voyage, including fuel expenses, port fees, cargo loading and unloading expenses, canal tolls, agency fees and commissions, are the responsibility of the vessel owner.

The Company’s voyage charters will normally contain a lease; however, judgment is necessary to determine whether this is the case based upon the decision-making rights the charterer has under the contract. Consideration for such contracts is fixed or variable, depending on certain conditions. Delays caused by the charterer result in additional consideration. Payment for the voyage is not due until the voyage is completed. The duration of a single voyage will typically be less than three months. As such, accrued revenue at the end of a period will be invoiced and paid in the subsequent period. The amount of accrued revenue at any point in time will depend on the percent completed of each voyage in progress as well as the freight rate agreed for those specific voyages. The Company does not engage in any specific tactics to minimize vessel residual value risk due to the short-term nature of the contracts.
Time Charters
Pursuant to a time charter, the Company charters a vessel to a customer for a period of time, generally one year or more. The performance obligations within a time-charter contract, which will include the lease of the vessel to the charterer as well as the operation of the vessel, are satisfied as services are rendered over the duration of such contract, as measured using the time that has elapsed from commencement of performance. In addition, any expenses that are unique to a particular voyage, including any fuel expenses, port fees, cargo loading and unloading expenses, canal tolls, agency fees and commissions, are the responsibility of the customer, as long as the vessel is not off-hire.

Hire is typically invoiced monthly in advance for time-charter contracts, based on a fixed daily hire amount. However, certain sources of variability exist, including off-hire and sometimes profit share revenue. If the vessel is off-hire due to mechanical breakdown or for any other reason, the charterer does not pay charter hire for this time. For contracts including a profit share component, the profit share consideration occurs when actual spot tanker rates earned by the vessel exceed certain thresholds for a period of time. Variable consideration under the Company’s contracts is typically recognized as incurred. The Company does not engage in any specific tactics to minimize vessel residual value risk.

Management Fees and Other
The Company also generates revenue from the management and operation of vessels owned by third parties, as well as providing corporate management services to certain entities. Such services may include the arrangement of third-party goods and services to be provided for the vessel’s owner. The performance obligations within these contracts typically consist of crewing, technical management, insurance and potentially commercial management. The performance obligations are satisfied concurrently and consecutively rendered over the duration of the management contract, as measured using the time that has elapsed from commencement of performance. Consideration for such contracts generally consists of a fixed monthly management fee, plus the reimbursement of crewing costs and vessel operational expenses for vessels being managed. Management fees are typically invoiced monthly.

The Company also generates revenues from ship-to-ship support services which include managing the process of transferring cargo between seagoing ships positioned alongside each other. The Company's performance obligations under these contracts are recognized as services are completed based on percentage of completion or, in the case of long-term contracts, the obligations are recognized over the duration of the contract period.

FPSO Contracts
Pursuant to an FPSO contract, the Company charters an FPSO unit to a customer for a period of time, generally more than one year. The performance obligations within an FPSO contract, which include the lease of the FPSO unit to the charterer as well as the operation of the FPSO unit, are satisfied as services are rendered over the duration of such contract, as measured using the time that has elapsed from commencement of performance. Hire is typically invoiced monthly in arrears, based on a fixed daily hire amount. In certain FPSO contracts, the Company is entitled to a lump sum amount due upon commencement of the contract and may also be entitled to termination fees if the contract is canceled early. While the fixed daily hire amount may be the same over the term of the FPSO contract, in some FPSO contracts, the fixed daily hire amount may increase or decrease over the duration of the FPSO contract. As a result of the Company accounting for compensation from such charters on a straight-line basis over the duration of the charter, FPSO contracts where revenue is recognized before the Company is entitled to such amounts under the FPSO contracts will result in the Company recognizing a contract asset and FPSO contracts where revenue is recognized after the Company is entitled to such amounts under the FPSO contracts will result in the Company recognizing deferred revenue.

In October 2022, the Company divested its last remaining FPSO unit to a recycling yard and completed the recycling in 2024.

Revenue Table
The following tables contain the Company’s total revenue, excluding revenue of the Teekay Gas Business (see Note 22), for the years ended December 31, 2024, 2023 and 2022, by contract type, by segment and by business line within segments.

	Year Ended December 31, 2024
	Tankers	Marine Services and Other	Total

	$	$	$
Voyage charters	1,066,963	—	1,066,963
Time charters	24,773	1,142	25,915
Management fees and other	14,542	112,954	127,496
	1,106,278	114,096	1,220,374

	Year Ended December 31, 2023
	Tankers	Marine Services and Other	Total

	$	$	$
Voyage charters	1,321,487	—	1,321,487
Time charters	31,149	—	31,149
Management fees and other	11,816	100,523	112,339
	1,364,452	100,523	1,464,975

	Year Ended December 31, 2022
	Tankers	Marine Services and Other	Total

	$	$	$
Voyage charters	1,039,262	—	1,039,262
Time charters	14,738	—	14,738
FPSO contracts	—	27,064	27,064
Management fees and other	9,111	100,009	109,120
	1,063,111	127,073	1,190,184

The following table contains the Company's total revenue, excluding revenue of the Teekay Gas Business (see Note 22), by those contracts or components of contracts accounted for as leases and by those contracts or components not accounted for as leases for the years ended December 31, 2024, 2023 and 2022:

	Year Ended December 31,
	2024	2023	2022
	$	$	$
Lease revenue
Lease revenue from lease payments of operating leases	1,092,469	1,352,636	1,062,738
Variable lease payments – cost reimbursements (1)	409	—	18,326
	1,092,878	1,352,636	1,081,064
Non-lease revenue
Management fees and other income	127,496	112,339	109,120
Total	1,220,374	1,464,975	1,190,184
(1)Reimbursement for vessel operating expenditures, dry-docking expenditures and decommissioning expenditures received from the Company's customers relating to such costs incurred by the Company to operate the vessel for the customer or decommission an asset or location.

Operating Leases
As at December 31, 2024, two of the Company’s vessels operated under time-charter contracts with the Company’s customers, which contracts are scheduled to expire in May 2025 and May 2029, respectively. As at December 31, 2024, the future hire payments expected to be received by the Company under time charters then in place were approximately $14.4 million (2025), $7.4 million (2026), $7.4 million (2027), $7.4 million (2028) and $2.4 million (2029). The hire payments should not be construed to reflect a forecast of total charter hire revenues for any of the periods. Future hire payments do not include hire payments generated from new contracts entered into after December 31, 2024, from unexercised option periods of contracts that existed on December 31, 2024, or from variable consideration, if any, under contracts. In addition, future hire payments disclosed above have been reduced by estimated off-hire time for required periodic maintenance and do not reflect the impact of any applicable revenue sharing arrangements whereby time-charter revenues are shared with other revenue sharing arrangement participants. Actual amounts may vary given future events such as unplanned vessel maintenance.

The net carrying amount of the vessels employed on time-charter contracts that have been accounted for as operating leases at December 31, 2024, was $26.4 million (2023 – $38.9 million). At December 31, 2024, the cost and accumulated depreciation of such vessels were $34.8 million (2023 – $51.1 million) and $8.4 million (2023 – $12.2 million), respectively.

Contract Liabilities
The Company enters into certain customer contracts that result in situations where the customer will pay consideration upfront for performance to be provided in the following month or months. These receipts are contract liabilities and are presented as deferred revenue until performance is provided. As at December 31, 2024, and December 31, 2023, there were contract liabilities of $2.5 million and $3.4 million, respectively. During the years ended December 31, 2024, and December 31, 2023, the Company recognized $3.4 million and $1.7 million, respectively, of revenue that was included in the contract liability balance at the beginning of the respective periods, excluding such amounts of the Teekay Gas Business (see Note 22).